Financial Assets And Financial Liabilities - Summary Of Details Of Loan And Borrowings (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	€ 176,078	€ 131,707
Total	€ 178,781	€ 133,627
Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR
Bank loans	€ 23,451	€ 30,205
Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR
Bank loans	€ 119,009	€ 89,071
Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR
Bank loans	€ 12,451	€ 12,431
Covenant Loan two [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR
Bank loans	€ 21,167
Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR
Borrowings	€ 2,703	€ 1,920
Less than 1 year [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	112,363	89,097
Total	112,513	89,268
Less than 1 year [member] | Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	8,589	13,135
Less than 1 year [member] | Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	98,776	75,353
Less than 1 year [member] | Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	2,219	609
Less than 1 year [member] | Covenant Loan two [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	2,779
Less than 1 year [member] | Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings	150	171
1 to 3 years [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	52,967	22,131
Total	53,736	22,515
1 to 3 years [member] | Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	13,138	11,694
1 to 3 years [member] | Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	12,128	4,240
1 to 3 years [member] | Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	9,313	6,197
1 to 3 years [member] | Covenant Loan two [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	18,388
1 to 3 years [member] | Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings	769	384
Over 3 years [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	10,748	20,479
Total	12,532	21,844
Over 3 years [member] | Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	1,724	5,376
Over 3 years [member] | Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	8,105	9,478
Over 3 years [member] | Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	919	5,625
Over 3 years [member] | Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings	€ 1,784	€ 1,365